EVENTS AFTER THE REPORTING PERIOD - Sale of stake in Beeline Kyrgyzstan (Details) - Sale of stake in Beeline Kyrgyzstan - Beeline Kyrgyzstan Cash Generating Unit $ in Millions	Mar. 26, 2024 USD ($)
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary	50.10%
Consideration received in cash	$ 32